Lease liabilities - Reconciliation of cash and non-cash changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities.
Beginning balance	$ 376,101	$ 314,747	$ 184,494
Additions through business combinations	215,597	44,557	131,651
Additions through new leases or remeasurements	118,609	131,438	65,070
Interest and finance charges for lease liabilities	52,214	32,826	27,384
Payments for the principal of lease liabilities	(76,629)	(63,324)	(39,153)
Interest paid for lease liabilities	(36,178)	(32,923)	(19,239)
Remeasurements or terminations	(37,718)	(30,978)	(15,380)
Effects of movement in exchange rates	(7,467)	(20,242)	(20,080)
Closing balance	$ 604,529	$ 376,101	$ 314,747